Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Entity File Number	333-222094
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	81-3903357
Entity Address Address Line 1	501 West Broadway
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92101
City Area Code	619
Local Phone Number	301-4200